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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer High Yield Fund
                  Schedule of Investments  01/31/05 (unaudited)

   Shares                                                                              Value
                  PREFERRED STOCKS - 0.0 %
                  Utilities - 0.0 %
                  Electric Utilities - 0.0 %
    431           TNP Enterprises, 14.5%, 4/1/11 *                                 $     49,995
                  TOTAL PREFERRED STOCKS
                  (Cost   $337,216)                                                $     49,995
                  CONVERTIBLE PREFERRED STOCKS - 4.1 %
                  Materials - 3.0 %
                  Construction Materials - 0.5 %
  735,050         TXI Capital Trust I, 5.5%, 6/30/28                               $ 37,120,025
                  Diversified Chemical - 0.1 %
  350,000         Celanese Corp., 4.25%, 12/31/49                                  $  8,881,250
                  Diversified Metals & Mining - 2.4 %
  199,000         Freeport-McMoRan Copper & Gold, Inc., 5.5% (144A)                $190,045,000
                  Paper Packaging - 0.0 %
   7,500          Smurfit-Stone Container                                          $    185,625
                  Total Materials                                                  $236,231,900
                  Banks - 0.3 %
                  Thrifts & Mortgage Finance - 0.3 %
  428,232         Sovereign Cap Trust IV, 4.375%, 3/1/34                           $ 21,143,955
                  Total Banks                                                      $ 21,143,955
                  Technology Hardware & Equipment - 0.1 %
                  Electronic Equipment & Instruments - 0.1 %
  115,200         General Cable Corp., 5.75%, 11/24/13                             $  8,280,000
                  Total Technology Hardware & Equipment                            $  8,280,000
                  Utilities - 0.7 %
                  Multi-Utilities & Unregulated Power - 0.7 %
  902,850         CMS Energy Corp., 4.5%, 12/31/49                                 $ 57,556,688
                  Total Utilities                                                  $ 57,556,688
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost   $311,734,026)                                            $323,212,543
 Principal
   Amount
                  CONVERTIBLE CORPORATE BONDS - 30.6%
                  Energy - 0.6 %
                  Oil & Gas Exploration & Production - 0.6 %
 34,770,000       McMoran Exploration, 6.0%, 7/2/08                                $ 49,460,325
                  Total Energy                                                     $ 49,460,325
                  Materials - 7.5 %
                  Commodity Chemicals - 6.9 %
 79,580,000       Millenium Chemicals, Inc., 4.0%, 11/15/23 (144A)                 $180,348,175
                  Diversified Metals & Mining - 1.8 %
 68,350,000       Inco Ltd., 3.5%, 3/14/52 (b)                                     $  9,458,273
 89,900,000       Freeport McMoran Copper & Gold, Inc., 7.0%, 2/11/11               128,781,750
 18,550,000       Massey Energy Co., 4.75% 5/15/23                                    3,934,826
                                                                                   $142,174,849
                  Gold - 1.4 %
 51,650,000       Coeur D'Alene Mines Corp., 1.25%, 1/15/24 (b)                    $ 43,386,000
 55,690,000       Placer Dome, Inc., 2.75%, 10/15/23                                 63,904,275
                                                                                   $107,290,275
                  Specialty Chemicals - 0.3 %
 36,100,000       RPM International, Inc., 1.389%, 5/13/33                         $ 19,945,250
                  Steel - 1.2 %
110,495,000       Graftech International, 1.625%, 1/15/24 (144A) (b)                 95,440,056
                                                                                   $ 95,440,056
                  Total Materials                                                  $545,198,605
                  Capital Goods - 3.3 %
                  Aerospace & Defense - 0.8 %
 35,025,000       Alliant Tech Systems, Inc., 2.75%, 2/15/24 (144A)                $ 37,389,188
 11,335,000       EDO Corp., 5.25%, 4/15/07                                          12,128,450
 10,650,000       United Industries Corp., 3.75%, 9/15/24 (144A)                     12,154,313
                                                                                   $ 61,671,951
                  Building Products - 0.6 %
 38,580,000       Lennox International, 6.25%, 6/1/09 (b)                          $ 47,790,975
                  Construction, Farm Machinery & Heavy Trucks - 0.1 %
 39,850,000       Wabash National Corp., 3.25%, 8/1/08                             $  6,037,275
                  Construction & Engineering - 0.6 %
 44,110,000       Quanta Services, Inc., 4.0%, 7/1/07                              $ 40,967,163
 50,765,000       Quanta Services, Inc., 4.5%, 10/1/23 (b)                            5,393,781
                                                                                   $ 46,360,944
                  Electrical Component & Equipment - 1.1 %
192,640,000       Roper Industries, Inc., 1.4813%, 1/15/34 (b)                     $ 87,169,600
                  Industrial Machinery - 0.1 %
 4,480,000        Kaydon Corp., 4.0%, 5/23/23 (b)                                  $  5,370,400
                  Total Capital Goods                                              $254,401,145
                  Media - 1.6 %
                  Advertising - 1.6 %
 99,744,000       Interpublic Group Co., 4.5%, 3/15/23                              127,547,640
                                                                                   $127,547,640
                  Total Media                                                      $127,547,640
                  Retailing - 0.7 %
                  Specialty Stores - 0.7 %
 5,500,000        Pep Boys-Manny Moe Jack, 4.25%, 6/1/07 (b)                       $  5,685,625
 52,605,000       Sonic Automotive, Inc., 5.25%, 5/7/09                              51,881,681
                                                                                   $ 57,567,306
                  Total Retailing                                                  $ 57,567,306
                  Health Care Equipment & Services - 1.2 %
                  Health Care Equipment - 0.9 %
 34,600,000       Epix Medical, 3.0%, 6/15/24 (144A)                                 26,425,750
 52,350,000       Wilson Greatbatch Technology, 2.25%, 6/15/13                     $ 44,301,187
                                                                                   $ 70,726,937
                  Health Care Facilities - 0.2 %
 5,780,000        Community Health Systems, 4.25%, 10/15/08                        $    602,565
 15,372,000       Lifepoint Hospitals Holdings, 4.5%, 6/1/09                         15,641,010
                                                                                   $ 16,243,575
                  Total Health Care Equipment & Services                           $ 86,970,512
                  Pharmaceuticals & Biotechnology - 6.5 %
                  Biotechnology - 2.5 %
 63,690,000       Cubist Pharmaceuticals, 5.5%, 11/1/08                            $ 59,152,088
 37,600,000       CV Therapeutics, 2.0%, 5/16/23                                     31,302,000
 55,102,000       CV Therapeutics, 4.75%, 3/7/07                                     56,272,917
 34,536,000       Enzon, Inc., 4.5%, 7/1/08                                          32,420,670
 14,549,000       Human Genome Sciences, 3.75%, 3/15/07 (b)                          14,094,344
                                                                                   $193,242,019
                  Pharmaceuticals - 4.0 %
165,003,000       Ivax Corp., 1.875%, 12/15/24 (144A)                              $166,240,523
 37,430,000       KV Pharmaceuticals Co., 2.5%, 5/16/33 (144A) (b)                   38,927,200
 16,260,000       Ligand Pharmaceuticals, 6.0%, 11/16/07 (b)                         29,248,488
 10,500,000       Valeant Pharmaceuticals, 3.0%, 8/16/10                             11,090,624
 11,500,000       Valeant Pharmaceuticals, 4.0%, 11/15/13 (b)                        12,175,625
 56,757,000       Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)                56,544,161
                                                                                   $314,226,621
                  Total Pharmaceuticals & Biotechnology                            $507,468,640
                  Real Estate - 0.4 %
                  Real Estate Management & Development - 0.4 %
 24,805,000       LNR Property Corp., 5.5%, 3/1/23                                 $ 34,447,944
                  Total Real Estate                                                $ 34,447,944
                  Software & Services - 1.0 %
                  Application Software - 0.6 %
 43,650,000       Mentor Graphics, 6.875%, 6/15/07                                 $ 45,286,875
 27,600,000       Serena Software, 1.5%, 12/15/23                                     3,139,500
                                                                                   $ 48,426,375
                  It Consulting & Other Services - 0.4 %
 38,900,000       Safeguard Scientifics, 2.625%, 3/15/24                           $ 28,153,875
                  Total Software & Services                                        $ 76,580,250
                  Technology Hardware & Equipment - 5.0 %
                  Communications Equipment - 1.0 %
 60,100,000       Adaptec, Inc., 0.75%, 12/22/23                                   $ 52,737,750
 7,100,000        Commscope, Inc., 1.0%, 3/15/24 (144A)                               6,700,624
 39,045,000       Finistar Corp., 2.5%, 10/15/10                                      3,396,915
 11,450,000       Finisar Corp., 5.25%, 10/15/08                                     10,047,375
                                                                                   $ 72,882,664
                  Computer Storage & Peripherals - 0.2 %
 16,000,000       Maxtor Corp., 6.8%, 4/30/10 (b)                                  $ 15,980,000
                  Electronic Equipment & Instruments - 1.5 %
 40,780,000       Veeco Instruments, 4.125%, 12/21/08                              $ 39,862,450
 34,340,000       Flir Systems, Inc., 3.0%, 6/1/23                                   53,742,100
 22,246,000       Electro Scientific Industries, 4.25%, 12/21/06                     22,106,962
 3,000,000        Vishay Intertechnology, 3.625%, 8/1/23 (b)                          3,131,250
                                                                                   $118,842,762
                  Electronic Manufacturing Services - 2.2 %
183,847,000       SCI Systems, Inc., 3.0%, 3/15/07                                 $174,654,650
                  Technology Distributors - 0.1 %
 35,930,000       Bell Microproducts, Inc., 3.75%, 3/5/24                          $  3,777,171
                  Total Technology Hardware & Equipment                            $386,137,247
                  Semiconductors - 3.3 %
                  Semiconductor Equipment - 3.2 %
 39,016,000       Advanced Energy Industries, Inc., 5.25%, 11/15/06                $ 37,601,670
 44,025,000       Axcelis Technologies, 4.25%, 1/15/07 (b)                           44,025,000
 86,187,000       Brooks Automation, Inc., 4.75%, 6/1/08                             84,140,058
 17,808,000       Cymer, Inc., 3.5%, 2/15/09 (b)                                     17,429,580
 45,952,000       Emcore Corp., 5.0%, 5/15/11                                        37,278,560
 24,106,000       FEI Co., 5.5%, 8/15/08                                             24,347,060
                                                                                   $244,821,928
                  Semiconductors - 0.1 %
 7,900,000        LSI Logic Corp., 4.0%, 5/15/10 (b)                               $  7,544,500
 2,042,000        Triquint Semiconductor, 4.0%, 3/1/07                                1,970,530
                                                                                   $  9,515,030
                  Total Semiconductors                                             $254,336,958
                  Utilities - 0.2 %
                  Electric Utilities - 0.0 %
  300,000         Centerpoint Energy, Inc., 3.75%, 5/15/23 (144A)                  $    333,000
                  Multi-Utilities & Unregulated Power - 0.2 %
 10,550,000       CMS Energy Corp., 3.375%, 7/15/23                                $ 12,449,000
                  Total Utilities                                                  $ 12,782,000
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost   $2,528,140,911)                                          $2,392,898,572
   Shares
                  COMMON STOCKS - 0.0 %
                  Energy - 0.0 %
                  Oil & Gas Drilling - 0.0 %
  618,581         SEMCO Energy, Inc.                                               $  3,377,452
                  TOTAL COMMON STOCKS
                  (Cost   $7,931,333)                                              $  3,377,452
                  RIGHTS/WARRANTS - 0.0 %
                  Miscellaneous - 0.0 %
    250           Huntsman LLC., 5/15/11 *                                         $    112,500
                  TOTAL RIGHTS/WARRANTS
                  (Cost   $35,760)                                                 $    112,500
 Principal
   Amount
                  CORPORATE BONDS - 58.3 %
                  Energy - 4.0 %
                  Oil & Gas Equipment & Services - 0.2 %
 11,650,000       Grant Prideco Escrow, 9.0%, 12/15/09                             $ 12,902,375
                  Oil & Gas Exploration & Production - 0.0 %
  350,000         NRG Energy, Inc., 8.625%, 4/1/31                                 $          0
                  Oil & Gas Refining Marketing & Transportation - 3.8 %
 4,700,000        Frontier Oil Corp., 6.625%, 10/1/11                              $  4,747,000
 13,089,000       Tesoro Petroleum Corp., 9.625%, 11/1/08                            26,808,600
235,680,000       Tesoro Petroleum Corp., 9.625%, 4/1/12 (b)                        268,086,000
                                                                                   $299,641,600
                  Total Energy                                                     $312,543,975
                  Materials - 17.0 %
                  Aluminum - 0.6 %
 49,415,000       Novelis, Inc., 7.25%, 2/15/15 (144A)                             $ 50,650,375
                  Commodity Chemicals - 3.1 %
 53,225,000       Arco Chemical Co., 9.8%, 2/1/20                                  $ 60,144,250
 2,500,000        Lyondell Chemical Co., 9.625%, 5/1/07                               2,731,250
 8,315,000        Lyondell Chemical Co., 11.125%, 7/15/12                             9,770,125
 21,000,000       Lyondell Chemical Co., 10.5%, 6/1/13 (b)                           24,780,000
 67,605,000       Nova Chemicals Corp., 7.4%, 4/1/09                                 73,013,400
 2,495,000        Nova Chemicals Corp., 6.5%, 1/15/12                                 2,604,156
 50,370,000       Nova Chemicals Corp., 7.875%, 9/15/25                              52,007,025
 19,150,000       Nova Chemicals Corp., 7.25%, 8/15/28                               20,490,500
                                                                                   $245,540,706
                  Construction Materials - 2.4 %
164,160,000       Texas Industries, Inc., 10.25%, 6/15/11                          $190,425,600
                  Diversified Chemical - 0.0 %
  100,000         Huntsman LLC., 11.625%, 10/15/10                                 $    116,500
                  Diversified Metals & Mining - 1.1 %
 83,035,000       Freeport-McMoran Copper & Gold, Inc., 6.875%, 2/1/09             $ 83,035,000
 3,875,000        Massey Energy Co., 6.625%, 11/15/10                                 3,991,250
                                                                                   $ 87,026,250
                  Fertilizers & Agricultural Chemicals - 0.0 %
 2,000,000        Scotts Co., 6.625%, 11/15/13                                     $  2,075,000
                  Metal & Glass Containers - 3.5 %
 45,000,000       Crown Cork and Seal Co., Inc., 7.375%, 12/15/26                  $ 41,737,500
156,371,000       Crown Holdings, 9.5%, 3/1/11                                      174,353,665
 49,080,000       Crown Holdings, 10.875%, 3/1/13                                    57,546,300
  250,000         Intertape Polymer US, Inc., 8.5%, 8/1/14                              252,500
                                                                                   $273,889,965
                  Paper Packaging - 0.0 %
  100,000         BWAY Corp., 10.0%, 10/15/10                                      $    107,000
  250,000         Stone Container Fin Can, 7.375%, 7/15/14                              257,500
  100,000         Pliant Corp., 11.125%, 9/1/09                                         109,125
                                                                                   $    473,625
                  Paper Products - 5.2 %
  400,000         Abitibi-Consolidated, Inc., Floating Rate Note, 6/15/11          $    410,000
 13,820,000       Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)                      13,025,350
 3,000,000        Abitibi-Consolidated, Inc., 7.40%, 4/1/18                           2,850,000
 9,050,000        Abitibi-Consolidated, Inc., 8.55%, 8/1/10                           9,717,438
 23,330,000       Abitibi-Consolidated, Inc., 8.85%, 8/1/30                          23,446,650
 9,465,000        Bowater, Inc. 9.5%, 10/15/12                                       10,754,417
197,040,000       Bowater, Inc., 6.5%, 6/15/13 (b)                                  196,844,142
 30,270,000       Bowater, Inc., 9.375%, 12/15/21                                    34,420,320
 88,920,000       Bowater Canada Finance, 7.95%, 11/15/11                            95,265,509
  250,000         Norske Skog Canada, 7.375%, 3/1/14                                    252,500
 22,135,000       Smurfit Capital Funding Plc, 7.5%, 11/20/25                        22,024,325
                                                                                   $409,010,651
                  Specialty Chemicals - 0.9 %
  250,000         HMP Equity Holdings Corp., 0.0%, 5/15/08                         $    166,875
  250,000         Johnsondiversey Holdings, Inc., 10.67%, 5/15/13                       216,875
 64,235,000       Millenium America, Inc., 7.625%, 11/15/26                          63,110,888
 4,000,000        Millennium America, Inc., 9.25%, 6/15/08                            4,440,000
  400,000         Rhodia SA., 8.875%, 6/1/11                                            410,000
   97,000         Terra Capital, Inc. 11.5%, 6/01/10                                    109,610
  250,000         United Industries Co., 9.875%, 4/1/09                                 262,500
                                                                                   $ 68,716,748
                  Steel - 0.0 %
  400,000         AK Steel Corp., 7.875%, 2/15/09                                  $    410,000
                  Total Materials                                                  $1,328,335,420
                  Capital Goods - 7.5 %
                  Aerospace & Defense - 3.8 %
127,388,000       DRS Technologies, Inc., 6.875%, 11/1/13                          $129,298,820
 16,300,000       DRS Technologies, Inc., 6.875%, 11/1/13 (144A)                     16,544,500
 33,715,000       Esterline Technology, 7.75%, 6/15/13                               36,412,200
 9,175,000        L-3 Communications Corp., 6.125%, 7/15/13                           9,381,438
 38,940,000       L-3 Communications Corp., 6.125%, 1/15/14                          39,718,800
 65,965,000       L-3 Communications Corp., 5.875%, 1/15/15 (144A)                   65,635,175
                                                                                   $296,990,933
                  Building Products - 0.0 %
  250,000         Jacuzzi Brands, Inc., 9.625%, 7/1/10                             $    278,750
                  Construction & Farm Machinery & Heavy Trucks - 0.0 %
  350,000         Case New Holland, Inc., 9.25%, 8/1/11 (144A)                     $    382,375
  250,000         Hines Nurseries, Inc., 10.25%, 10/1/11                                273,125
  250,000         NMHG Holding Co., 10.0%, 5/15/09                                      276,250
                                                                                   $    931,750
                  Construction & Engineering - 0.0 %
  250,000         Shaw Group, Inc., 10.75%, 3/15/10 (b)                            $    276,875
  162,000         URS Corp., 11.5%, 9/15/09                                             185,085
                                                                                   $    461,960
                  Electrical Component & Equipment - 0.0 %
  250,000         Freescale Semiconductor, Floating Rate Note, 7/15/09             $    259,375
  150,000         UCAR Fincance, Inc., 10.25%, 2/15/12                                  167,813
                                                                                   $    427,188
                  Industrial Machinery - 3.7 %
103,250,000       JLG Industries, Inc., 8.375%, 6/15/12 (b)                        $107,896,250
 19,523,000       Manitowoc Co., Inc., 10.5%, 8/1/12                                 22,451,450
 40,995,000       Manitowoc Co., Inc., 7.125%, 11/1/13                               43,864,650
 97,847,760       Mueller Industries, Inc., 6.0%, 11/1/14                            95,890,805
 15,137,000       SPX Corp., 7.5%, 1/1/13                                            16,612,858
                                                                                   $286,716,013
                  Total Capital Goods                                              $585,806,594
                  Commercial Services & Supplies - 0.0 %
                  Diversified Commercial Services - 0.0 %
  250,000         Mobile Mini. Inc., 9.5%, 7/1/13                                  $    286,400
  350,000         United Rentals, Inc., 7.75%, 11/15/13 (b)                             340,375
                                                                                   $    626,775
                  Environmental Services - 0.0 %
  250,000         Casella Waste Systems, 9.75%, 2/1/13                             $    275,000
                  Total Commercial Services & Supplies                             $    901,775
                  Transportation - 0.7 %
                  Air Freight & Couriers - 0.7 %
 47,650,000       Petroleum Helicopters, 9.375%, 5/1/09                            $ 51,700,250
                  Marine - 0.0 %
  250,000         Gulfmark Offshore, Inc., 7.75%, 7/15/14 (144A)                   $    262,500
                  Trucking - 0.0 %
  250,000         Laidlaw International, Inc., 10.75%,  06/15/11                   $    287,500
                  Total Transportation                                             $ 52,250,250
                  Automobiles & Components - 0.3 %
                  Auto Parts & Equipment - 0.0 %
  450,000         Accuride Corp., 9.25%, 2/1/08                                    $    456,750
  162,000         HLI Operating Co., Inc., 10.5%, 6/15/10 (b)                           169,290
                                                                                   $    626,040
                  Tires & Rubber - 0.3 %
 20,400,000       Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)                      $ 20,604,000
                  Total Automobiles & Components                                   $ 21,230,040
                  Consumer Durables & Apparel - 0.2 %
                  Homebuilding - 0.2 %
 15,470,000       Beazer Homes USA, 6.5%, 11/15/13                                 $ 15,702,050
  350,000         D.R. Horton, Inc., 8.5%, 4/15/12                                      391,244
                                                                                   $ 16,093,294
                  Total Consumer Durables & Apparel                                $ 16,093,294
                  Media - 2.2 %
                  Advertising - 2.2 %
159,595,000       Interpublic Group, Inc., 7.25%, 8/15/11                          $173,524,930
                  Total Media                                                      $173,524,930
                  Retailing - 2.8 %
                  Department Stores - 1.3 %
 97,017,000       J.C. Penney Co., Inc., 7.625%, 3/1/97                            $103,808,190
                  Distributors - 0.0 %
  375,000         Wesco Distribution, Inc., 9.125%, 6/1/08                         $    384,375
                  Home Improvement Retail - 0.0 %
  500,000         Building Materials Corp., 7.75%, 8/1/14 (144A)                   $    505,000
                  Specialty Stores - 1.5 %
  400,000         Adesa, Inc., 7.625%, 6/15/12                                     $    422,000
 91,793,000       Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                            92,710,930
 21,305,000       Sonic Automotive, Inc., 8.625%, 8/15/13                            22,689,825
  250,000         United Auto Group, Inc., 9.625%, 3/15/12                              272,500
                                                                                   $116,095,255
                  Total Retailing                                                  $220,792,820
                  Food, Beverage & Tobacco - 0.0 %
                  Agricultural Products - 0.0 %
  400,000         Seminis Vegetable Seeds, 10.25%, 10/1/13                         $    478,000
                  Total Food Beverage & Tobacco                                    $    478,000
                  Health Care Equipment & Services - 2.5 %
                  Health Care Equipment - 0.4 %
 8,445,000        Columbia/HCA Health Care Corp., 7.05%, 12/1/27                   $  8,121,295
 4,500,000        Bio-Rad Laboratories, Inc., 7.5%, 8/15/13                           4,927,500
 15,500,000       Bio-Rad Laboratories, Inc., 6.125%, 12/15/14 (144A)                15,713,125
  221,702         Dade Behring, Inc., 11.91%, 10/3/10                                   244,981
  250,000         Medical Devic Manufacturer, Inc., 10.0%, 7/15/12 (144A)               270,000
                                                                                   $ 29,276,901
                  Health Care Facilities - 1.4 %
  400,000         Iasis Healthcare Corp., 8.75%, 6/15/14                           $    431,000
 14,150,000       HCA, Inc., 7.875%, 2/1/11                                          15,555,845
 13,117,000       HCA, Inc., 6.3%, 10/1/12                                           13,303,117
 14,201,000       HCA, Inc., 6.25%, 2/15/13                                          14,339,673
 21,645,000       HCA, Inc., 6.75%, 7/15/13                                          22,556,514
 18,525,000       HCA, Inc., 7.69%, 6/15/25                                          19,264,370
 1,000,000        HCA, Inc., 7.58%, 9/15/25                                           1,019,934
 23,500,000       HCA, Inc., 7.5%, 11/6/33                                           24,350,136
  166,000         Psychiatric Solutions, 10.625%, 6/15/13                               190,070
  400,000         Tenet Healthcare Corp., 9.875%, 7/1/14 (144A)                         415,000
                                                                                   $111,425,659
                  Health Care Services - 0.0 %
  500,000         Rural/Metro Corp., 7.875%, 3/15/08                               $    485,000
  400,000         Healthsouth Corp., 8.5%, 2/1/08                                       413,500
                                                                                   $    898,500
                  Health Care Supplies - 0.7 %
 51,470,000       Inverness Medical Innovation, 8.75%, 2/15/12                     $ 52,756,750
 1,600,000        Fisher Scientific International, 8.0%, 9/1/13                       1,784,000
                                                                                   $ 54,540,750
                  Total Health Care Equipment & Services                           $196,141,810
                  Pharmaceuticals & Biotechnology - 1.9 %
                  Pharmaceuticals - 1.9 %
  300,000         Quintiles Transnational, 10.0%, 10/1/13                          $    339,000
144,195,000       Valeant Pharmaceuticals, 7.0%, 12/15/11                           150,683,775
                                                                                   $151,022,775
                  Total Pharmaceuticals & Biotechnology                            $151,022,775
                  Diversified Financials - 0.0 %
                  Investment Banking & Brokerage - 0.0 %
  350,000         BCP Caylux Holding Lux Sca., 9.625%, 6/15/14, (144A)             $    388,500
                  Total Diversified Financials                                     $    388,500
                  Insurance - 0.0 %
                  Property & Casualty Insurance - 0.0 %
  250,000         Crum & Forster Holding Corp., 10.375%, 6/15/13                   $    279,375
                  Total Insurance                                                  $    279,375
                  Real Estate - 10.2 %
                  Real Estate Management & Development - 5.7 %
120,845,000       Forest City Enterprises, 7.625%, 6/1/15                          $128,095,700
 78,900,000       Forest City Enterprises, 6.50%, 2/1/17                             79,097,250
 29,565,000       LNR Property Corp., 7.625%, 7/15/13                                33,851,925
177,005,000       LNR Property Corp., 7.25%, 10/15/13                               201,121,931
                                                                                   $442,166,806
                  Real Estate Investment Trusts - 4.5 %
 56,070,000       BF Saul Real Estate Investment Trust, 7.5%, 3/1/14               $ 57,752,100
 39,246,000       Crescent Real Estate, 7.5%, 9/15/07                                40,521,494
129,430,000       Crescent Real Estate, 9.25%, 4/15/09                              140,431,550
 46,289,000       Meristar Hospitality Corp., 9.125%, 1/15/11                        49,992,120
 60,776,000       Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08 (b)   64,118,680
                                                                                   $352,815,944
                  Total Real Estate                                                $794,982,750
                  Technology Hardware & Equipment - 4.5 %
                  Communications Equipment - 1.4 %
 16,300,000       Corning, Inc., 6.2%, 3/15/16                                     $ 16,449,797
 16,264,000       Corning, Inc., 8.875%, 3/15/16                                     19,096,408
 16,230,000       Corning, Inc., 5.9%, 3/15/14                                       16,360,733
 23,340,000       Corning, Inc., 8.875%, 8/16/21                                     26,497,528
 1,000,000        Lucent Technologies, Inc., 6.5%, 1/15/28                              890,000
 33,730,000       Lucent Technologies, Inc., 6.45%, 3/15/29                          30,104,025
                                                                                   $109,398,491
                  Electronic Equipment & Instruments - 0.9 %
 59,530,000       General Cable Corp, 9.5%, 11/15/10                               $ 66,971,250
                  Office Electronics - 0.3 %
 25,426,000       Xerox Corp., 8.0%, 2/1/27                                        $ 26,506,605
                  Technology Distributors - 1.9 %
 32,445,000       Arrow Electronic, Inc., 6.875%, 7/1/13                           $ 35,689,987
 76,316,000       Arrow Electronic, Inc., 6.875%, 6/1/18                             82,521,100
 29,856,000       Arrow Electronic, Inc., 7.5%, 1/15/27                              33,546,172
                                                                                   $151,757,259
                  Total Technology Hardware & Equipment                            $354,633,605
                  Telecommunication Services - 0.0 %
                  Integrated Telecommunication Services - 0.0 %
  250,000         Fairpoint Communications, 11.875%, 3/1/10                        $    292,500
  250,000         Fairpoint Communications, 12.5% 5/1/10                                270,000
  250,000         Qwest Corp., 8.875%, 3/15/12 (144A)                                   284,375
                                                                                   $    846,875
                  Wireless Telecommunication Services - 0.0 %
  177,000         Nextel Communications, 7.375%, 8/1/15                            $    195,142
                  Total Telecommunication Services                                 $  1,042,017
                  Utilities - 4.5 %
                  Electric Utilities - 3.5 %
 49,128,000       Allegheny Energy Supply, 7.8%, 3/15/11 (b)                       $ 53,181,060
 89,140,000       Allegheny Energy Supply, 8.25%, 4/15/12 (144A)                     99,168,250
 4,000,000        Allegheny Generating Co., 6.875%, 9/1/23                            3,825,000
 6,710,000        CMS Energy Corp., 8.9%, 07/15/08                                    7,355,837
 60,718,000       CMS Energy Corp., 7.5%, 1/15/09                                    64,285,183
 60,385,000       CMS Energy Corp., 7.75, 8/1/10                                     65,140,319
 44,228,000       CMS Energy Corp., 8.5%, 4/15/11                                    49,369,504
  500,000         Cogentrix Energy, Inc., 8.75%, 10/15/08 (144A)                        578,353
  350,000         Newark Group, Inc., 9.75%, 3/15/14                                    366,625
                                                                                   $343,270,131
                  Multi-Utilities & Unregulated Power - 0.8 %
  200,000         Dynegy Holdings, 9.875%, 7/15/10 (144A)                               219,000
                                                                                   $    219,000
                  Water Utilities - 0.1 %
 6,721,000        National Waterworks Co., 10.5%, 12/1/12                          $  7,527,520
                  Total Utilities                                                  $351,016,651
                  TOTAL CORPORATE BONDS
                  (Cost   $4,258,398,693)                                          $4,561,464,581
                  Temporary Cash Investments - 1.7 %
                  Repurchase Agreement - 1.7 %
130,000,000       UBS Warburg, Inc. 2.28%, dated 1/31/05, repurchase price of
                  $130,000,000 plus accrued interest on 2/1/05 collateralized by
                  $13,600,000 U.S.Treasury Bill, 2.375%, 8/31/06, and $47,329,000
                  U.S. Treasury Bill, 2.375%, 8/31/06, and 50,000,000 U.S.
                  Treasury Bill, 7.0%, 7/15/06, and 17,919,000 U.S. Treasury Bill,
                  7.0%, 7/15/06.                                                   $130,000,000


                  TOTAL INVESTMENTS IN SECURITIES - 94.7%
                  (Cost  $7,236,577,939)                                           $7,411,115,643
                  OTHER ASSETS AND LIABILITIES - 5.3%                              $412,982,976
                  TOTAL NET ASSETS - 100.0%                                        $7,824,098,619


     *            Non-income producing security.
    144A          Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2004, the value of these securities amounted to $1,062,873,922 or 13.58% of total net assets.

    (a)           At 1/31/04, the net unrealized gain on investments based on cost for federal income tax purposes of $7,238,851,440 was as follows:

                  Aggregate gross unrealized gain for all investments in which there is an excess
                      of value over tax cost                                       $      653,874,210

                  Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
                                                                                        (481,610,007)
                    Net unrealized gain                                            $      172,264,203


    (b)           At January 31, 2004, the following securities were out on loan:

   Shares                                     Security                              Market Value
 10,365,000       Abitibi-Consolidated, Inc., 6.0%, 6/20/13                           9,769,013
  830,250         Allegheny Energy Supply, 7.8%, 3/15/11                                898,746
 4,379,000        Axcelis Technologies, 4.25%, 1/15/07                                4,379,000
 19,947,000       Bowater, Inc., 6.5%, 6/15/13                                       19,927,173
 3,234,000        Coeur D'Alene Mines Corp., 1.25%, 1/15/24                           2,716,560
  278,000         Cymer, Inc., 3.5%, 2/15/09                                            272,093
 15,300,000       Goodyear Tire & Rubber, 7.857%, 8/15/11                            15,453,000
 5,981,000        Graftech International, 1.625%, 1/15/24 (144A)                      5,166,089
  121,000         HLI Operating Co., Inc., 10.5%, 6/15/10                               126,445
  450,000         Human Genome Sciences, 3.75%, 3/15/07                                 435,938
  517,000         Inco Ltd., 3.5%, 3/14/52                                              715,399
 14,170,000       JLG Industries, Inc., 8.375%, 6/15/12                              14,807,650
  735,000         KV Pharmaceutical Co., 2.5%, 5/16/33                                  764,400
  100,000         Kaydon Corp., 4.0%, 5/23/23                                           119,875
 3,770,000        LSI Logic Corp., 4.0%, 5/15/10                                      3,600,350
  166,000         Lennox International, 6.25%, 6/1/09                                   205,633
 7,714,000        Ligand Pharmaceuticals, 6.0%, 11/16/07                             13,875,558
 16,395,000       Lyondell Chemical Co., 10.5%, 6/1/13                               19,346,100
 1,017,000        Maxtor Corp., 6.8%, 4/30/10                                         1,015,729
 3,025,000        Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08        3,191,375
 7,755,000        Pep Boys-Manny Moe Jack, 4.25%, 6/1/07                              8,016,731
 5,972,000        Quanta Services, Inc., 4.5%, 10/1/23                                6,345,250
 5,569,000        Roper Industries, Inc., 1.4813%, 1/15/34                            2,519,973
  187,500         Shaw Group, Inc., 10.75%, 3/15/10                                     207,656
 23,789,000       Tesoro Petroleum Corp., 9.625%, 4/1/12                             27,059,988
  262,500         United Rentals, Inc., 7.75%, 11/15/13                                 255,281
 3,754,000        Valeant Pharmaceuticals, 4.0%, 11/15/13                             3,974,548
 5,633,451        Vishay Intertechnology, 3.625%, 8/1/23 (b)                          5,879,914
                  Total                                                            $171,045,463

                  The accompanying notes are an integral part of these financial statements.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.